Contingency and Capital Commitments (Tables)	6 Months Ended
Sep. 30, 2024
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at September 30, 2024 and March 31, 2024.

	At September 30, 2024	At March 31, 2024

	(In millions)
Loan commitments	¥88,106,595	¥88,926,181
Financial guarantees and other credit-related contingent liabilities	14,244,674	14,869,558

Total	¥102,351,269	¥103,795,739